LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE, NET
Schedule of loans receivable

	December 31,	December 31,
	2022	2023
	RMB	RMB
Loans receivable	19,942,075	29,373,923
Less allowance for loan losses	(1,457,419)	(1,871,431)
Loans receivable, net	18,484,656	27,502,492

Schedule of aging of loans

The following table presents the aging of loans as of December 31, 2022 and 2023:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2022 (RMB)	171,636	126,801	—	298,437	19,643,638	19,942,075
December 31, 2023 (RMB)	271,957	221,148	—	493,105	28,880,818	29,373,923

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	421,767	948,893	1,457,419
Provision for loan losses	965,419	1,580,306	2,151,046
Gross write-off	(475,352)	(1,102,422)	(1,844,349)
Recoveries	37,059	30,642	107,315
Balance at end of year	948,893	1,457,419	1,871,431

Schedule of principal of loans receivable by year of origination

The principal of loans receivable as of December 31, 2023 by year of origination is as follows:

	2023	2022	2021	Total loans

Loans receivable	28,701,071	672,425	427	29,373,923

The principal of loans receivable as of December 31, 2022 by year of origination is as follows:

	2022	2021	2020	Total loans
Loans receivable	19,062,058	879,975	42	19,942,075